SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18	SUBSEQUENT EVENTS

Convertible note funding

On February 3, 2021, the Company closed a transaction with Iroquois Master Fund Ltd., pursuant to which the Company received net proceeds of $199,500, after an original issue discount of $28,500 in exchange for the issuance of a $228,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 3, 2022, the note is convertible into shares of common stock at an initial conversion price of 0.045 per share, in addition, the Company issued a warrant exercisable for 5,066,667 shares of common stock at an initial exercise price of $0.05 per share.

On February 3, 2021, the Company closed a transaction with Mercer, pursuant to which the Company received net proceeds of $250,250, after an original issue discount of $35,750 in exchange for the issuance of a $286,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 3, 2022, the note is convertible into shares of common stock at an initial conversion price of 0.045 per share, in addition, the Company issued a warrant exercisable for 6,355,556 shares of common stock at an initial exercise price of $0.05 per share.

On February 3, 2021, the Company closed a transaction with Cavalry, pursuant to which the Company received net proceeds of $150,500, after an original issue discount of $21,500 in exchange for the issuance of a $172,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 3, 2022, the note is convertible into shares of common stock at an initial conversion price of 0.045 per share, in addition, the Company issued a warrant exercisable for 3,822,223 shares of common stock at an initial exercise price of $0.05 per share.

On February 16, 2021, the Company closed a transaction with Bellridge Capital LP., pursuant to which the Company received net proceeds of $180,250, after an original issue discount of $25,750 in exchange for the issuance of a $206,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022, the note is convertible into shares of common stock at an initial conversion price of 0.045 per share, in addition, the Company issued a warrant exercisable for 4,577,778 shares of common stock at an initial exercise price of $0.05 per share.

On February 16, 2021, the Company closed a transaction with Bellridge Capital LP., pursuant to which the Company received net proceeds of $787,500, after an original issue discount of $112,500 in exchange for the issuance of a $900,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022, the note is convertible into shares of common stock at an initial conversion price of 0.23 per share, in addition, the Company issued a warrant exercisable for 3,913,044 shares of common stock at an initial exercise price of $0.24 per share.

On February 16, 2021, the Company closed a transaction with Cavalry, pursuant to which the Company received net proceeds of $500,500, after an original issue discount of $71,500 in exchange for the issuance of a $572,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022, the note is convertible into shares of common stock at an initial conversion price of 0.23 per share, in addition, the Company issued a warrant exercisable for 2,486,957 shares of common stock at an initial exercise price of $0.24 per share.

On February 16, 2021, the Company closed a transaction with Mercer, pursuant to which the Company received net proceeds of $500,500, after an original issue discount of $71,500 in exchange for the issuance of a $572,000 Senior Secured Convertible Note, bearing interest at 10% per annum and maturing on February 16, 2022, the note is convertible into shares of common stock at an initial conversion price of 0.23 per share, in addition, the Company issued a warrant exercisable for 2,486,957 shares of common stock at an initial exercise price of $0.24 per share.

Debt conversions

Between January 4, 2021 and February 3, 2021, the Company received conversion notices from Cavalry, converting the aggregate principal amount of $300,000 and accrued interest thereon of $16,639, relating to a convertible note entered into on July 1, 2020 into 9,046,826 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the note.

Between January 4, 2021 and February 9, 2021, the Company received conversion notices from Mercer, converting the aggregate principal amount of $400,000 and accrued interest thereon of $19,411, relating to a convertible note entered into on August 3, 2020 into 11,983,170 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the note.

Between January 5, 2021 and February 5, 2021, the Company received conversion notices from Iroquois Master Fund Ltd., converting the aggregate principal amount of $228,000 relating to a convertible note entered into on September 16, 2020 into 6,514,288 shares of common stock at a conversion price of $0.035 per share, the interest accrued on the note remains outstanding.

On January 15, 2021, the Company received a conversion notice from Mark Geist, converting the aggregate principal amount of $28,600 and accrued interest thereon of $561, relating to a convertible note entered into on October 20, 2020 into 833,172 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the note.

On February 6, 2021, the Company received a conversion notice from Bellridge Capital, LP. converting the aggregate principal amount of $286,000 and accrued interest thereon of $5,720, relating to a convertible note entered into on November 25, 2020 into 8,334,857 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the note.

Between February 8, 2021 and February 12, 2021, the Company received conversion notices from Cavalry, converting the aggregate principal amount of $300,000 and accrued interest thereon of $16,083, relating to a convertible note entered into on July 31, 2020 into 9,030,953 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the note.

On February 16, 2021, the Company received a conversion notice from Bellridge Capital, LP. converting the aggregate principal amount of $206,000, relating to a convertible note entered into on the same day into 4,577,778 shares of common stock at a conversion price of $0.045 per share, thereby extinguishing the note.

On February 18, 2021, the Company received a conversion notice from Cavalry, converting the aggregate principal amount of $114,000 and accrued interest thereon of $4,623, relating to a convertible note entered into on September 24, 2020 into 3,389,238 shares of common stock at a conversion price of $0.035 per share, thereby extinguishing the note.

On February 19, 2021, , the Company received a conversion notice from Iroquois Master Fund Ltd., converting the aggregate principal amount of $228,000 relating to a convertible note entered into on February 3, 2021 into 5,066,667 shares of common stock at a conversion price of $0.045 per share, the interest accrued on the note remains outstanding.

On February 22, 2021, the Company received a conversion notice from Cavalry, converting the aggregate principal amount of $100,000 and accrued interest thereon of $5,583, relating to a convertible note entered into on August 5, 2020 by Pinz and acquired by Cavalry on October 20, 2020, into 3,016,667 shares of common stock at a conversion price of $0.035 per share, the interest accrued on the note remains outstanding.

Debt Repayments

On February 16, 2021 and February 22, 2021, the Company repaid the aggregate principal sum of $286,000 and interest thereon of $1,033, owing on the convertible note it had entered into with Mercer on February 3, 2021, thereby extinguishing the note

On February 17, 2021, the Company repaid the aggregate principal sum of $172,000 owing on the convertible note it had entered into on February 3, 2021. The accrued interest of $669, remains outstanding.

Warrant proceeds

Between February 18, 2021 and March 9, 2021 warrants for 44,074,285 shares were exercised at an exercise price of $0.05 per share, for gross proceeds of $2,203,714.

Related Party transactions

On February 22, 2021, the Board of Directors of the Company appointed William Corbett, its Chief Executive Officer and Interim Chief Financial Officer, as its Chairman of the Board and issued him a five-year warrant to purchase 20,000,000 shares of the Company's common stock at an exercise price of $0.24. The Board also agreed to increase Mr. Corbett's monthly base salary to $30,000 and to pay the independent directors of the Company an annual director's fee of $12,000.

On February 22, 2021, the Board also awarded each of its directors, James Fuller and Andrey Novikov, options under the Company's 2018 Stock Incentive Plan to purchase 208,333 shares of the Company's common stock. The options are exercisable for a period of ten years from the date of grant, vest in full on the date of grant and have an exercise price of $0.24 per share.

Securities Purchase Agreements

On March 17, 2021, the Company, entered into Securities Purchase Agreements (the "SPAs") with several institutional investors, pursuant to which the Company agreed to sell to the Investors in a private placement (i) 30,333,334 shares of its common stock (the "Shares") and (ii) warrants (the "Warrants") to purchase up to an aggregate of 15,166,667 shares of its common stock for gross proceeds of approximately $4,550,000. The combined purchase price for one share of common stock and associated Warrant is $0.15.

The Company intends to use the net proceeds primarily for development of the Company's technology, digital payment platform and marketing, as well as for working capital and general corporate purposes.

Securities Purchase Agreements (continued)

The Warrants are exercisable for a period of five years from the date of issuance and have an exercise price of $0.15 per share, subject to adjustment as set forth in the Warrants for stock splits, stock dividends, recapitalizations and similar events. The Investors may exercise the Warrants on a cashless basis if after the six month anniversary of date of issuance the shares of common stock underlying the Warrants (the "Warrant Shares") are not then registered pursuant to an effective registration statement. Each Investor has contractually agreed to restrict its ability to exercise the Warrants such that the number of shares of the Company's common stock held by the Investor and its affiliates after such exercise does not exceed the beneficial ownership limitation set forth in the Warrants which may not exceed initially 4.99% or 9.99% of the Company's then issued and outstanding shares of common stock.

In connection with the SPAs, the Company entered into Registration Rights Agreements ("RRAs"), dated March 11, 2021, with each of the Investors pursuant to which the Company is obligated to file a registration statement (the "Registration Statement") with the SEC to register for resale the Shares and Warrant Shares within twenty days following the date upon which the Company files its Annual Report on Form 10-K for the fiscal year ended December 31, 2020, and use all commercially reasonable efforts to have the Registration Statement declared effective by the SEC within sixty days after the Registration Statement is filed (or, in the event of a "full review" by the SEC, within seventy five days after the Registration Statement is filed). The Company will be obligated to pay certain liquidated damages to the investors if the Company fails to file the resale registration statement when required, fails to cause the Registration Statement to be declared effective by the SEC when required, of if the Company fails to maintain the effectiveness of the Registration Statement.

The SPAs and the RRAs contain customary representations, warranties, conditions and indemnification obligations of the parties, which were made only for purposes of such SPAs and RRAs as of specific dates and solely for the benefit of the parties. The SPAs and RRAs may be subject to limitations agreed upon by the contracting parties.

Pursuant to an engagement letter (the "Engagement Letter"), dated as of March 6, 2021, by and between the Company and H.C. Wainwright & Co., LLC ("Wainwright"), the Company engaged Wainwright to act as the Company's exclusive placement agent in connection with the private placement. Pursuant to the engagement agreement, the Company agreed to pay Wainwright a cash fee of 8.0% of the gross proceeds raised by the Company in the private placement. The Company also agreed to pay Wainwright (i) a management fee equal to 1.0% of the gross proceeds raised in the private placement; (ii) $35,000 for non-accountable expenses and (iii) up to $50,000 for fees and expenses of legal counsel and other out-of-pocket expenses. In addition, the Company agreed to issue to Wainwright (or its designees) placement agent warrants (the "Placement Agent Warrants") to purchase a number of shares equal to 8.0% of the aggregate number of Shares sold under the Purchase Agreement or warrants to purchase an aggregate of up to 2,426,667 shares of the Company's common stock. The Placement Agent Warrants generally will have the same terms as the Warrants, except they will have an exercise price of $0.1875.

Other than disclosed above, the Company has evaluated subsequent events through the date the consolidated financial statements were available to be issued and has concluded that no such events or transactions took place that would require disclosure herein.